Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000219699
Account Value [Line Items]
Account Value	$ 11,920	$ 11,902	$ 11,606	$ 11,453	$ 11,423	$ 11,555	$ 11,417	$ 11,263	$ 11,502	$ 11,268	$ 11,555	$ 11,368	$ 11,180	$ 10,931	$ 10,799	$ 10,529	$ 10,844	$ 10,674	$ 10,626	$ 10,645	$ 10,222	$ 9,655	$ 9,850	$ 10,173	$ 10,309	$ 10,196	$ 10,053	$ 10,166	$ 10,092	$ 9,822	$ 10,109	$ 9,657	$ 9,869	$ 9,375	$ 9,301	$ 9,868	$ 10,215	$ 9,825	$ 10,192	$ 10,124	$ 10,684	$ 10,835	$ 11,026	$ 11,401	$ 11,262	$ 11,333	$ 11,153	$ 11,380	$ 11,306	$ 11,201	$ 11,094	$ 11,027	$ 10,853	$ 10,809	$ 10,835	$ 10,883	$ 10,717	$ 10,269	$ 10,374	$ 10,498	$ 10,350	$ 10,091
C000219700
Account Value [Line Items]
Account Value	12,803	12,766	12,407	12,166	12,133	12,325	12,215	12,021	12,291	12,002	12,304	12,093	11,884	11,625	11,470	11,153	11,501	11,293	11,177	11,193	10,735	10,096	10,313	10,674	10,843	10,684	10,469	10,584	10,500	10,220	10,523	10,010	10,269	9,717	9,567	10,209	10,580	10,132	10,579	10,513	11,143	11,249	11,471	11,886	11,704	11,813	11,563	11,838	11,729	11,631	11,510	11,422	11,203	11,115	11,095	11,135	10,915	10,348	10,470	10,629	10,402	10,103
C000219701
Account Value [Line Items]
Account Value	14,720	14,638	14,134	13,687	13,648	13,981	13,940	13,652	13,993	13,574	13,909	13,645	13,387	13,105	12,900	12,475	12,895	12,603	12,332	12,342	11,804	11,005	11,273	11,715	11,956	11,696	11,320	11,441	11,338	11,032	11,371	10,727	11,089	10,409	10,090	10,896	11,320	10,741	11,367	11,308	12,097	12,100	12,392	12,908	12,616	12,806	12,411	12,786	12,592	12,512	12,367	12,243	11,922	11,745	11,629	11,649	11,314	10,500	10,652	10,878	10,508	10,131
C000219702
Account Value [Line Items]
Account Value	16,855	16,717	16,041	15,344	15,301	15,807	15,854	15,452	15,876	15,301	15,670	15,345	15,031	14,726	14,461	13,907	14,410	14,021	13,568	13,572	12,946	11,966	12,291	12,824	13,147	12,771	12,210	12,337	12,210	11,878	12,255	11,467	11,944	11,124	10,608	11,600	12,081	11,354	12,184	12,132	13,099	12,981	13,349	13,974	13,566	13,848	13,287	13,778	13,509	13,425	13,256	13,088	12,662	12,390	12,174	12,174	11,718	10,648	10,828	11,122	10,610	10,154
C000171896
Account Value [Line Items]
Account Value	19,162	19,406	19,319	18,942	19,076	19,232	19,337	18,983	20,185	18,588	18,570	18,356	18,085	16,877	16,919	16,292	16,909	16,413	15,910	16,039	15,274	14,521	14,782	15,289	15,660	15,263	14,688	15,324	15,404	15,766	15,936	15,280	15,905	15,191	13,983	15,120	15,678	14,891	15,312	15,376	16,186	15,724	15,849	16,956	16,056	16,485	16,065	16,663	16,361	16,387	16,273	16,393	15,834	15,381	14,844	14,527	13,736	12,583	12,463	13,035	12,716	12,317	$ 12,357	$ 11,908	$ 10,962	$ 13,633	$ 14,904	$ 14,984	$ 14,771	$ 14,511	$ 14,360	$ 14,236	$ 14,245	$ 13,931	$ 13,340	$ 13,731	$ 13,411	$ 13,323	$ 12,891	$ 12,036	$ 12,996	$ 12,728	$ 13,487	$ 13,544	$ 12,960	$ 12,771	$ 12,487	$ 11,996	$ 11,865	$ 11,591	$ 12,032	$ 11,860	$ 11,978	$ 11,600	$ 11,466	$ 11,251	$ 11,251	$ 11,158	$ 11,048	$ 11,004	$ 10,798	$ 10,702	$ 10,461	$ 10,409	$ 10,096	$ 9,594	$ 9,789
C000153271
Account Value [Line Items]
Account Value	30,890	30,222	28,788	27,119	27,180	28,975	29,261	28,277	29,208	27,292	27,468	26,879	26,294	25,923	25,161	23,888	24,999	24,075	22,735	22,318	21,206	19,458	19,952	20,816	21,139	20,449	19,133	19,088	18,943	18,487	18,879	17,743	18,795	17,789	16,404	18,016	18,692	17,076	18,629	18,556	19,952	19,271	19,593	20,818	19,583	19,904	18,772	19,915	19,387	19,027	18,867	18,667	17,998	17,143	16,709	16,674	15,957	14,484	14,638	15,012	14,304	13,654	13,603	12,917	11,566	13,591	14,804	14,987	14,680	14,187	13,810	13,460	13,821	13,662	12,654	13,695	13,284	13,282	12,923	11,874	13,135	13,026	14,077	14,173	13,768	13,330	13,420	13,150	13,092	13,183	13,700	13,162	13,177	12,695	12,337	11,969	11,986	11,768	11,703	11,495	11,405	11,477	11,079	10,855	10,626	10,010	10,197	$ 10,153	$ 10,092	$ 9,766	$ 9,755	$ 9,683	$ 9,767	$ 9,117	$ 9,021	$ 9,573	$ 9,757	$ 9,769	$ 9,202	$ 9,408
C000153272
Account Value [Line Items]
Account Value	25,451	24,953	23,846	22,390	22,789	24,315	25,706	24,682	26,754	23,963	24,153	23,647	23,778	22,158	22,546	21,538	22,997	22,042	20,773	21,166	19,049	17,495	18,635	19,626	20,291	19,242	17,641	18,008	18,297	19,087	19,355	17,683	18,825	17,875	15,846	17,613	18,242	16,551	18,483	17,902	19,206	19,043	18,744	20,097	19,214	19,689	18,763	19,500	19,047	19,099	18,871	18,686	18,238	17,402	16,432	15,880	14,838	13,111	12,846	13,202	12,858	12,277	12,066	11,452	10,199	12,828	14,264	14,671	14,428	13,912	13,555	13,251	13,885	13,638	12,811	14,037	13,530	13,908	13,319	12,042	13,533	13,308	14,600	15,024	14,381	14,013	13,943	13,012	13,088	12,910	13,506	13,113	13,271	12,906	12,657	11,927	12,113	11,983	11,649	11,937	11,768	11,764	11,672	11,702	11,271	10,153	10,452	10,368	10,303	9,843	9,846	9,596	9,596	9,035	8,993	9,553	9,933	9,692	9,252	9,499
C000216288
Account Value [Line Items]
Account Value	23,565	23,383	21,880	20,549	19,956	21,745	22,448	21,669	22,352	20,925	20,867	20,465	19,936	20,442	19,232	18,262	19,442	19,227	18,208	17,411	16,440	14,436	14,831	15,730	15,970	15,349	14,518	13,272	13,457	12,263	12,440	11,061	11,935	11,359	10,545	11,820	12,449	11,343	12,401	12,671	14,675	14,396	15,118	16,844	17,179	17,279	16,507	17,394	16,535	16,081	14,907	15,043	14,184	14,292	14,147	14,083	13,575	12,275	12,815	13,396	12,273	11,626	11,132	10,305	8,984	9,683	10,087
Bloomberg U.S. Universal Index
Account Value [Line Items]
Account Value	9,951	9,966	9,813	9,863	9,828	9,830	9,631	9,573	9,720	9,619	9,842	9,709	9,568	9,356	9,271	9,120	9,338	9,247	9,360	9,382	9,039	8,650	8,782	8,996	9,051	9,042	9,056	9,151	9,095	8,887	9,111	8,837	8,867	8,548	8,643	9,032	9,273	9,046	9,230	9,180	9,535	9,798	9,934	10,156	10,163	10,151	10,159	10,247	10,253	10,151	10,078	10,040	9,956	10,073	10,205	10,269	10,234	10,102	10,139	10,157	10,216	10,039
Bloomberg U.S. Universal Index
Account Value [Line Items]
Account Value	9,951	9,966	9,813	9,863	9,828	9,830	9,631	9,573	9,720	9,619	9,842	9,709	9,568	9,356	9,271	9,120	9,338	9,247	9,360	9,382	9,039	8,650	8,782	8,996	9,051	9,042	9,056	9,151	9,095	8,887	9,111	8,837	8,867	8,548	8,643	9,032	9,273	9,046	9,230	9,180	9,535	9,798	9,934	10,156	10,163	10,151	10,159	10,247	10,253	10,151	10,078	10,040	9,956	10,073	10,205	10,269	10,234	10,102	10,139	10,157	10,216	10,039
MSCI All Country World Index (Net)
Account Value [Line Items]
Account Value	19,545	19,284	18,455	17,452	17,291	18,002	18,111	17,523	17,948	17,301	17,698	17,296	16,868	16,600	16,238	15,605	16,137	15,646	15,002	14,915	14,231	13,029	13,432	14,012	14,415	13,906	13,143	13,285	13,097	12,705	13,080	12,205	12,705	11,790	11,119	12,296	12,766	11,933	13,032	13,016	14,149	13,849	14,216	14,950	14,375	14,730	14,015	14,619	14,262	14,164	13,980	13,766	13,189	12,846	12,555	12,612	12,053	10,730	10,998	11,364	10,708	10,171
MSCI All Country World Index (Net)
Account Value [Line Items]
Account Value	19,545	19,284	18,455	17,452	17,291	18,002	18,111	17,523	17,948	17,301	17,698	17,296	16,868	16,600	16,238	15,605	16,137	15,646	15,002	14,915	14,231	13,029	13,432	14,012	14,415	13,906	13,143	13,285	13,097	12,705	13,080	12,205	12,705	11,790	11,119	12,296	12,766	11,933	13,032	13,016	14,149	13,849	14,216	14,950	14,375	14,730	14,015	14,619	14,262	14,164	13,980	13,766	13,189	12,846	12,555	12,612	12,053	10,730	10,998	11,364	10,708	10,171
MSCI USA Index
Account Value [Line Items]
Account Value	33,826	33,069	31,451	29,544	29,696	31,542	32,047	31,100	31,912	30,032	30,256	29,618	28,921	28,562	27,576	26,319	27,452	26,606	25,251	24,864	23,745	21,699	22,210	23,303	23,702	22,914	21,481	21,342	21,075	20,352	20,850	19,563	20,785	19,712	18,262	20,129	20,950	19,163	20,892	20,938	23,025	22,243	22,914	24,290	23,366	23,604	22,065	23,158	22,494	21,975	21,380	21,277	20,179	19,447	18,953	19,130	18,372	16,467	16,907	17,562	16,336	15,420	15,076	14,331	12,665	14,505	15,792	15,762	15,313	14,758	14,443	14,191	14,442	14,222	13,289	14,186	13,639	13,391	12,958	11,973	13,158	12,907	13,870	13,807	13,364	12,901	12,814	12,509	12,459	12,770	13,257	12,537	12,403	12,037	11,767	11,532	11,494	11,265	11,195	11,044	10,926	10,910	10,498	10,285	10,096	9,744	9,933
S&P Total Market Index
Account Value [Line Items]
Account Value	33,824	33,069	31,458	29,564	29,768	31,642	32,251	31,292	32,265	30,250	30,467	29,852	29,227	28,699	27,834	26,573	27,799	26,928	25,540	25,261	23,978	21,921	22,528	23,660	24,133	23,294	21,800	21,706	21,491	20,940	21,436	20,039	21,291	20,223	18,697	20,619	21,429	19,591	21,390	21,433	23,558	22,818	23,407	24,902	23,990	24,349	22,817	23,902	23,237	22,844	22,279	22,179	21,095	20,386	19,753	19,817	18,966	16,901	17,269	17,928	16,726	15,832	15,475	14,687	12,968	15,045	16,386	16,406	15,947	15,366	15,047	14,792	15,096	14,878	13,903	14,862	14,293	14,091	13,613	12,533	13,822	13,551	14,635	14,612	14,121	13,664	13,574	13,201	13,154	13,420	13,937	13,234	13,102	12,717	12,447	12,150	12,128	11,903	11,794	11,676	11,555	11,546	11,135	10,923	10,714	10,259	10,489	10,470	10,442	10,042	10,023	9,846	9,786	9,142	9,145	9,696	9,896	9,841	9,123	9,400
S&P Total Market Index
Account Value [Line Items]
Account Value	33,824	33,069	31,458	29,564	29,768	31,642	32,251	31,292	32,265	30,250	30,467	29,852	29,227	28,699	27,834	26,573	27,799	26,928	25,540	25,261	23,978	21,921	22,528	23,660	24,133	23,294	21,800	21,706	21,491	20,940	21,436	20,039	21,291	20,223	18,697	20,619	21,429	19,591	21,390	21,433	23,558	22,818	23,407	24,902	23,990	24,349	22,817	23,902	23,237	22,844	22,279	22,179	21,095	20,386	19,753	19,817	18,966	16,901	17,269	17,928	16,726	15,832	15,475	14,687	12,968	15,045	16,386	16,406	15,947	15,366	15,047	14,792	15,096	14,878	13,903	14,862	14,293	14,091	13,613	12,533	13,822	13,551	14,635	14,612	14,121	13,664	13,574	13,201	13,154	13,420	13,937	13,234	13,102	12,717	12,447	12,150	12,128	11,903	11,794	11,676	11,555	11,546	11,135	10,923	10,714	10,259	10,489	10,470	10,442	10,042	10,023	9,846	9,786	9,142	9,145	9,696	9,896	9,841	9,123	9,400
ICE U.S. 3000 Index
Account Value [Line Items]
Account Value	20,482	20,025	19,050	17,907	18,032	19,159	19,540	18,946	19,536	18,323	18,467	18,097	17,721	17,401	16,866	16,102	16,838	16,312	15,484	15,319	14,544	13,299	13,660	14,345	14,633	14,125	13,221	13,165	13,033	12,696	13,004	12,162	12,921	12,293	11,361	12,530	13,009	11,893	12,977	13,009	14,305	13,856	14,213	15,121	14,557	14,774	13,846	14,495	14,093	13,849	13,500	13,444	12,781	12,347	11,971	12,018	11,496	10,248	10,472	10,869	10,135	9,593	9,369	8,892	7,851	0	9,921
MSCI All Country World Index (Net)
Account Value [Line Items]
Account Value	19,545	19,284	18,455	17,452	17,291	18,002	18,111	17,523	17,948	17,301	17,698	17,296	16,868	16,600	16,238	15,605	16,137	15,646	15,002	14,915	14,231	13,029	13,432	14,012	14,415	13,906	13,143	13,285	13,097	12,705	13,080	12,205	12,705	11,790	11,119	12,296	12,766	11,933	13,032	13,016	14,149	13,849	14,216	14,950	14,375	14,730	14,015	14,619	14,262	14,164	13,980	13,766	13,189	12,846	12,555	12,612	12,053	10,730	10,998	11,364	10,708	10,171
BlackRock ESG Aware Conservative Allocation Index
Account Value [Line Items]
Account Value	11,950	11,931	11,634	11,480	11,449	11,582	11,442	11,288	11,528	11,292	11,579	11,391	11,202	10,952	10,819	10,548	10,864	10,692	10,645	10,663	10,238	9,670	9,864	10,189	10,326	10,211	10,068	10,180	10,106	9,836	10,124	9,671	9,884	9,388	9,313	9,881	10,228	9,837	10,206	10,136	10,698	10,849	11,040	11,414	11,275	11,347	11,163	11,390	11,316	11,212	11,103	11,033	10,861	10,816	10,842	10,889	10,722	10,269	10,375	10,500	10,351	10,092
S&P Target Risk Conservative Index
Account Value [Line Items]
Account Value	12,366	12,339	12,048	11,872	11,809	11,943	11,800	11,648	11,861	11,635	11,893	11,708	11,515	11,269	11,154	10,881	11,172	10,986	10,957	10,928	10,501	9,939	10,123	10,422	10,550	10,438	10,259	10,369	10,284	10,018	10,293	9,850	10,080	9,563	9,447	9,999	10,337	9,948	10,337	10,282	10,812	10,944	11,138	11,452	11,325	11,386	11,219	11,440	11,368	11,258	11,165	11,092	10,896	10,840	10,854	10,908	10,720	10,284	10,376	10,479	10,336	10,077
MSCI All Country World Index (Net)
Account Value [Line Items]
Account Value	19,545	19,284	18,455	17,452	17,291	18,002	18,111	17,523	17,948	17,301	17,698	17,296	16,868	16,600	16,238	15,605	16,137	15,646	15,002	14,915	14,231	13,029	13,432	14,012	14,415	13,906	13,143	13,285	13,097	12,705	13,080	12,205	12,705	11,790	11,119	12,296	12,766	11,933	13,032	13,016	14,149	13,849	14,216	14,950	14,375	14,730	14,015	14,619	14,262	14,164	13,980	13,766	13,189	12,846	12,555	12,612	12,053	10,730	10,998	11,364	10,708	10,171
BlackRock ESG Aware Moderate Allocation Index
Account Value [Line Items]
Account Value	12,833	12,796	12,435	12,193	12,159	12,352	12,241	12,046	12,317	12,026	12,329	12,117	11,906	11,646	11,490	11,171	11,520	11,311	11,194	11,210	10,749	10,108	10,326	10,688	10,857	10,698	10,482	10,597	10,513	10,231	10,536	10,022	10,283	9,728	9,577	10,221	10,593	10,142	10,592	10,526	11,159	11,265	11,487	11,905	11,719	11,828	11,578	11,850	11,742	11,641	11,521	11,434	11,213	11,124	11,105	11,143	10,920	10,349	10,471	10,630	10,406	10,105
S&P Target Risk Moderate Index
Account Value [Line Items]
Account Value	13,251	13,205	12,851	12,589	12,520	12,704	12,578	12,386	12,631	12,359	12,637	12,430	12,213	11,955	11,824	11,500	11,824	11,598	11,499	11,471	11,007	10,375	10,582	10,918	11,080	10,923	10,675	10,795	10,694	10,414	10,710	10,205	10,474	9,894	9,706	10,333	10,698	10,252	10,724	10,664	11,264	11,349	11,568	11,924	11,741	11,837	11,603	11,869	11,766	11,654	11,556	11,463	11,221	11,116	11,080	11,132	10,893	10,345	10,459	10,595	10,380	10,085
Bloomberg U.S. Universal Index
Account Value [Line Items]
Account Value	9,951	9,966	9,813	9,863	9,828	9,830	9,631	9,573	9,720	9,619	9,842	9,709	9,568	9,356	9,271	9,120	9,338	9,247	9,360	9,382	9,039	8,650	8,782	8,996	9,051	9,042	9,056	9,151	9,095	8,887	9,111	8,837	8,867	8,548	8,643	9,032	9,273	9,046	9,230	9,180	9,535	9,798	9,934	10,156	10,163	10,151	10,159	10,247	10,253	10,151	10,078	10,040	9,956	10,073	10,205	10,269	10,234	10,102	10,139	10,157	10,216	10,039
BlackRock ESG Aware Balanced Allocation Index
Account Value [Line Items]
Account Value	14,751	14,668	14,162	13,713	13,675	14,009	13,967	13,678	14,021	13,600	13,935	13,671	13,411	13,129	12,922	12,495	12,916	12,623	12,351	12,361	11,821	11,019	11,288	11,732	11,974	11,713	11,335	11,456	11,352	11,045	11,386	10,741	11,105	10,423	10,102	10,911	11,335	10,754	11,385	11,325	12,116	12,119	12,410	12,926	12,634	12,825	12,428	12,801	12,617	12,525	12,380	12,254	11,932	11,753	11,639	11,659	11,320	10,504	10,656	10,884	10,512	10,131
S&P Target Risk Balanced Index
Account Value [Line Items]
Account Value	15,168	15,081	14,582	14,119	14,038	14,337	14,257	13,968	14,288	13,912	14,231	13,975	13,703	13,423	13,255	12,812	13,210	12,895	12,638	12,615	12,069	11,281	11,541	11,958	12,193	11,938	11,535	11,676	11,541	11,231	11,570	10,933	11,286	10,571	10,221	11,013	11,437	10,867	11,524	11,449	12,202	12,182	12,457	12,904	12,599	12,769	12,389	12,753	12,583	12,467	12,359	12,220	11,884	11,677	11,539	11,587	11,243	10,465	10,621	10,820	10,467	10,102
Bloomberg U.S. Universal Index
Account Value [Line Items]
Account Value	9,951	9,966	9,813	9,863	9,828	9,830	9,631	9,573	9,720	9,619	9,842	9,709	9,568	9,356	9,271	9,120	9,338	9,247	9,360	9,382	9,039	8,650	8,782	8,996	9,051	9,042	9,056	9,151	9,095	8,887	9,111	8,837	8,867	8,548	8,643	9,032	9,273	9,046	9,230	9,180	9,535	9,798	9,934	10,156	10,163	10,151	10,159	10,247	10,253	10,151	10,078	10,040	9,956	10,073	10,205	10,269	10,234	10,102	10,139	10,157	10,216	10,039
BlackRock ESG Aware Aggressive Allocation Index
Account Value [Line Items]
Account Value	16,881	16,743	16,065	15,366	15,323	15,830	15,877	15,475	15,902	15,325	15,694	15,369	15,054	14,748	14,482	13,926	14,429	14,039	13,585	13,590	12,961	11,978	12,303	12,838	13,162	12,785	12,222	12,350	12,223	11,890	12,269	11,480	11,959	11,138	10,620	11,614	12,096	11,367	12,203	12,151	13,120	13,002	13,372	13,998	13,585	13,870	13,308	13,794	13,523	13,441	13,270	13,100	12,673	12,399	12,186	12,186	11,726	10,654	10,835	11,128	10,614	10,157
S&P Target Risk Aggressive Index
Account Value [Line Items]
Account Value	17,297	17,159	16,489	15,785	15,689	16,128	16,107	15,702	16,110	15,608	15,974	15,662	15,326	15,023	14,812	14,231	14,711	14,294	13,854	13,835	13,200	12,234	12,553	13,062	13,381	13,012	12,432	12,598	12,424	12,083	12,468	11,685	12,132	11,268	10,733	11,709	12,199	11,489	12,355	12,264	13,188	13,047	13,384	13,933	13,489	13,745	13,201	13,673	13,428	13,309	13,190	13,000	12,565	12,252	12,008	12,051	11,598	10,580	10,777	11,038	10,551	10,119
MSCI USA Small Cap Minimum Volatility Index
Account Value [Line Items]
Account Value	19,438	19,686	19,595	19,214	19,342	19,496	19,607	19,248	20,466	18,842	18,819	18,596	18,321	17,088	17,130	16,493	17,113	16,610	16,100	16,227	15,451	14,689	14,952	15,463	15,839	15,434	14,855	15,498	15,581	15,951	16,113	15,461	16,083	15,365	14,141	15,291	15,859	15,061	15,484	15,545	16,365	15,899	16,024	17,142	16,228	16,657	16,234	16,839	16,520	16,550	16,437	16,555	15,987	15,525	14,982	14,660	13,863	12,699	12,578	13,154	12,828	12,418	12,454	11,997	11,051	13,736	15,017	15,088	14,873	14,612	14,461	14,335	14,338	14,017	13,420	13,809	13,484	13,395	12,959	12,095	13,059	12,783	13,549	13,602	13,014	12,818	12,529	12,036	11,900	11,622	12,063	11,889	12,006	11,622	11,488	11,271	11,269	11,174	11,060	11,020	10,811	10,713	10,468	10,418	10,098	9,585	9,786
STOXX U.S. Equity Factor Index (Spliced)
Account Value [Line Items]
Account Value	31,397	30,718	29,256	27,561	27,622	29,447	29,735	28,732	29,678	27,728	27,903	27,303	26,706	26,327	25,551	24,257	25,383	24,442	23,080	22,655	21,525	19,748	20,248	21,123	21,448	20,746	19,409	19,363	19,215	18,751	19,149	17,995	19,062	18,042	16,636	18,270	18,955	17,315	18,894	18,819	20,233	19,539	19,864	21,101	19,846	20,165	19,017	20,177	19,639	19,270	19,103	18,893	18,214	17,346	16,904	16,863	16,134	14,643	14,798	15,173	14,457	13,798	13,745	13,048	11,684	13,730	14,953	15,135	14,818	14,319	13,938	13,581	13,945	13,781	12,757	13,805	13,388	13,381	13,019	11,957	13,229	13,118	14,175	14,269	13,856	13,416	13,503	13,229	13,174	13,260	13,779	13,237	13,245	12,760	12,398	12,025	12,044	11,823	11,753	11,543	11,454	11,523	11,122	10,894	10,667	10,047	10,234	10,187	10,125	9,792	9,779	9,701	9,788	9,131	9,031	9,583	9,764	9,771	9,204	9,410
STOXX U.S. Small-Cap Equity Factor Index (Spliced)
Account Value [Line Items]
Account Value	26,153	25,639	24,497	22,998	23,406	24,969	26,396	25,342	27,466	24,597	24,787	24,265	24,396	22,729	23,127	22,089	23,582	22,621	21,314	21,713	19,539	17,947	19,114	20,129	20,809	19,733	18,089	18,471	18,766	19,571	19,840	18,124	19,290	18,310	16,227	18,030	18,671	16,939	18,913	18,312	19,641	19,469	19,159	20,533	19,626	20,105	19,156	19,903	19,434	19,483	19,245	19,050	18,586	17,729	16,737	16,167	15,102	13,343	13,069	13,427	13,074	12,479	12,251	11,623	10,349	13,022	14,469	$ 14,875	$ 14,628	$ 14,097	$ 13,733	$ 13,423	$ 14,064	$ 13,808	$ 12,966	$ 14,205	$ 13,689	$ 14,066	$ 13,467	$ 12,171	$ 13,683	$ 13,450	$ 14,754	$ 15,178	$ 14,516	$ 14,133	$ 14,059	$ 13,123	$ 13,198	$ 13,021	$ 13,626	$ 13,230	$ 13,383	$ 13,010	$ 12,758	$ 12,022	$ 12,203	$ 12,056	$ 11,725	$ 12,011	$ 11,838	$ 11,837	$ 11,734	$ 11,759	$ 11,304	$ 10,173	$ 10,477	$ 10,391	$ 10,320	$ 9,856	$ 9,853	$ 9,602	$ 9,605	$ 9,037	$ 8,994	$ 9,551	$ 9,930	$ 9,684	$ 9,244	$ 9,499
NYSE FactSet U.S. Tech Breakthrough Index
Account Value [Line Items]
Account Value	$ 23,881	$ 23,690	$ 22,162	$ 20,808	$ 20,202	$ 22,008	$ 22,715	$ 21,921	$ 22,606	$ 21,157	$ 21,093	$ 20,682	$ 20,143	$ 20,652	$ 19,423	$ 18,438	$ 19,625	$ 19,404	$ 18,371	$ 17,562	$ 16,577	$ 14,607	$ 15,003	$ 15,909	$ 16,147	$ 15,516	$ 14,672	$ 13,409	$ 13,593	$ 12,383	$ 12,560	$ 11,165	$ 12,044	$ 11,458	$ 10,634	$ 11,919	$ 12,550	$ 11,432	$ 12,495	$ 12,765	$ 14,781	$ 14,496	$ 15,222	$ 16,956	$ 17,291	$ 17,381	$ 16,603	$ 17,490	$ 16,622	$ 16,159	$ 14,974	$ 15,110	$ 14,241	$ 14,346	$ 14,197	$ 14,131	$ 13,619	$ 12,310	$ 12,848	$ 13,427	$ 12,299	$ 11,645	$ 11,146	$ 10,317	$ 8,989	$ 0	$ 10,089